Long-term Payables Other - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 425,349	₩ 425,349